Decommissioning and Other Provisions - Decommissioning and Restoration (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows required for future removal of facilities	$ 1,600
Provision for decommissioning, restoration and rehabilitation costs					$ 120
Onerous contracts provision		$ 29
Onerous contract provisions	(14)	(29)	$ 0
Gas And Energy Transition
Disclosure of detailed information about borrowings [line items]
Provision for decommissioning, restoration and rehabilitation costs	47
Centralia Coal Mine
Disclosure of detailed information about borrowings [line items]
Onerous contract provisions	(14)
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued				$ 147		$ 147
Alberta Mine | Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Provision for decommissioning, restoration and rehabilitation costs							$ 75
Alberta Mine | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 188	131
Sarnia | Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Provision for decommissioning, restoration and rehabilitation costs		$ 15